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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                   ----------

                                    FORM N-Q

                                   ----------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY


                  Investment Company Act file number: 811-09123

                                   ----------

                               AMIDEX Funds, Inc.
               (Exact name of registrant as specified in charter)

                                   ----------

       2621 Van Buren Avenue Norristown, PA                  19403
     (Address of principal executive offices)              (Zip code)

                          Matrix Capital Group, Inc. ,
                  630 Fitzwatertown Road Building A, 2nd Floor
                           Willow Grove, PA 19090-1904
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 610-666-1330

                       Date of fiscal year end: 05/31/2005

                      Date of reporting period: 02/28/2005

                                   ----------

      Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

      A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

--------------------------------------------------------------------------------

Item 1. Schedule of Investments.

      File the schedules as of the close of the reporting period as set forth inss.ss. 210.12-12 - 12-14 of Regulation S-X [17 CFR 210.12-12 - 12-14]. The
schedules need not be audited.

AMIDEX(TM) Funds, Inc.
THE AMIDEX35(TM) ISRAEL MUTUAL FUND
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
February 28, 2005 (Unaudited)

                                                         Shares        Value
                                                       ----------   -----------
ISRAEL - 39.91%

COMMON STOCK - 39.91%

Banking & Insurance - 16.57%
Bank Hapoalim Ltd.                                        183,228   $   666,590
Bank Leumi Le-Israel                                      207,116       611,084
Clal Insurance Enterprise Holdings Ltd.                     8,756       178,684
Israel Discount Bank Ltd. Class A *                       174,810       237,623
Migdal Insurance Holdings                                 178,216       254,301
United Mizrahi Bank Ltd.                                   38,915       189,273
                                                                    -----------
                                                                      2,137,555
                                                                    -----------

Chemicals - 6.74%
Israel Chemicals Ltd.                                     180,835       482,393
Makhteshim-Agan Industries Ltd.                            68,487       386,494
                                                                    -----------
                                                                        868,887
                                                                    -----------

Diversified Holdings - 9.63%
Africa Israel Investments Ltd.                              6,851       203,553
Clal Industries & Investments                              26,851       131,708
Discount Investment Corp.                                   7,860       196,658
IDB Development Corp. Ltd.                                  9,829       289,321
IDB Holding Corp. Ltd.                                      6,490       143,486
Israel Corp. Ltd. *                                         1,188       277,295
                                                                    -----------
                                                                      1,242,021
                                                                    -----------

Food - 1.27%
Osem Investment Ltd.                                       16,670       163,231
                                                                    -----------

Medical Products - 0.90%
Agis Industries (1983) Ltd.                                 4,000       116,362
                                                                    -----------

Oil Companies - 1.10%
Delek Group Ltd.                                            1,564       142,571
                                                                    -----------

Telecommunications - 3.70%
Bezeq Israeli Telecommunications Corp. Ltd. *             381,390       477,209
                                                                    -----------

Total Common Stock (Cost $4,665,073)                                  5,147,836
                                                                    -----------

Total Israel (Cost $4,665,073)                                      $ 5,147,836
                                                                    -----------

AMIDEX(TM) Funds, Inc.
THE AMIDEX35(TM) ISRAEL MUTUAL FUND
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
February 28, 2005 (Unaudited)

                                                         Shares        Value
                                                       ----------   -----------

UNITED STATES - 60.23%

COMMON STOCK - 54.96%

Computer Software - 21.75%
Amdocs Ltd. *                                              30,403   $   892,328
Check Point Software Technologies Ltd. *                   40,995       907,219
DSP Group, Inc. *                                           5,705       143,623
M-Systems Flash Disk Pioneers Ltd. *                        5,500       129,910
Mercury Interactive Corp. *                                12,086       554,506
Verint Systems, Inc. *                                      4,500       177,592
                                                                    -----------
                                                                      2,805,178
                                                                    -----------

Defense Equipment - 0.81%
Elbit Systems Ltd..                                         4,198       104,572
                                                                    -----------

Digital Imaging - 2.25%
Electronics for Imaging, Inc. *                             9,428       156,222
Orbotech Ltd. *                                             5,882       134,404
                                                                    -----------
                                                                        290,626
                                                                    -----------

Electronic Equipment - 0.44%
Zoran Corp. *                                               5,300        56,763
                                                                    -----------

Medical Products - 0.98%
Given Imaging Ltd. *                                        4,010       126,235
                                                                    -----------

Pharmaceuticals - 19.36%
Taro Pharmaceutical Industries Ltd. *                       6,500       183,495
Teva Pharmaceutical Industries Ltd. ADR                    76,816     2,312,930
                                                                    -----------
                                                                      2,496,425
                                                                    -----------

Telecommunications - 9.37%
Alvarion, Ltd. *                                            7,000        70,700
Comverse Technology, Inc. *                                29,977       695,766
ECI Telecom Ltd. *                                         16,000       120,640
Partner Communications ADR *                               33,600       300,384
Ulticom, Inc. *                                             1,500        21,045
                                                                    -----------
                                                                      1,208,535
                                                                    -----------

Total Common Stock (Cost $10,315,246)                               $ 7,088,334
                                                                    -----------

SHORT-TERM INVESTMENTS - 5.27%
First American Treasury Obligations Fund, 1.82% **
  (Cost $678,865)                                         678,865       678,865
                                                                    -----------

Total United States (Cost $10,994,111)                              $ 7,767,199
                                                                    -----------

AMIDEX(TM) Funds, Inc.
THE AMIDEX35(TM) ISRAEL MUTUAL FUND
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
February 28, 2005 (Unaudited)

                                                         Shares        Value
                                                       ----------   -----------

TOTAL INVESTMENTS (COST $15,659,184) - 100.14%                      $12,915,035
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.14)%                         (18,652)
                                                                    -----------
NET ASSETS - 100%                                                   $12,896,383
                                                                    ===========

*     Non-income producing security.
** Rate shown represents the rate at February 28, 2005, is subject to change and resets daily.
ADR - American Depository Receipt

AMIDEX(TM) Funds, Inc.
AMIDEX(TM) CANCER INNOVATIONS & HEALTHCARE FUND
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
February 28, 2005 (Unaudited)

                                                         Shares        Value
                                                       ----------   -----------
COMMON STOCK - 95.96%

Biotechnology - 35.27%
Amgen, Inc. *                                                 325      $ 20,023
Biogen Idec, Inc. *                                           375        14,494
Chiron Corp. *                                                600        21,348
Enzon Pharmaceuticals, Inc. *                                 100         1,075
Genentech, Inc. *                                           3,700       174,640
Genzyme Corp. *                                               646        36,234
Human Genome Sciences, Inc. *                                 300         3,348
Immunomedics, Inc. *                                          100           266
Millennium Pharmaceuticals, Inc. *                            900         7,740
Myriad Genetics, Inc. *                                       100         2,167
Protein Design Labs, Inc. *                                   200         2,996
                                                                    -----------
                                                                        284,331
                                                                    -----------

Healthcare Products - 12.24%
Beckman Coulter, Inc.                                         200        14,090
Cytyc Corp. *                                                 200         4,560
Johnson & Johnson                                           1,000        65,600
Varian Medical Systems, Inc. *                                400        14,372
                                                                    -----------
                                                                         98,622
                                                                    -----------

Pharmaceuticals - 48.45%
Abbott Laboratories                                           500        22,995
Abgenix, Inc. *                                               200         1,652
AstraZeneca Plc. ADR                                          600        23,844
Bristol-Myers Squibb Co.                                      600        15,018
Celgene Corp. *                                               400        10,950
Cell Therapeutics, Inc. *                                     100           988
Elan Corp. Plc. ADR *                                         100           800
Eli Lilly & Co.                                               400        22,400
Gilead Sciences, Inc. *                                     1,100        38,005
GlaxoSmithKline Plc. ADR                                    1,000        48,220
ImClone Systems, Inc. *                                       300        13,278
Medarex, Inc. *                                               200         1,692
Medimmune, Inc. *                                             800        19,264
Merck & Co., Inc.                                             900        28,530
Novartis AG ADR                                             1,000        49,970
Pfizer, Inc.                                                2,000        52,580

AMIDEX(TM) Funds, Inc.
AMIDEX(TM) CANCER INNOVATIONS & HEALTHCARE FUND
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
February 28, 2005 (Unaudited)

                                                         Shares        Value
                                                       ----------   -----------

QLT, Inc. *                                                   100       $ 1,397
Schering-Plough Corp.                                         600        11,370
Valeant Pharmaceuticals International                         200         4,850
Vertex Pharmaceuticals, Inc. *                                200         2,308
Wyeth                                                         500        20,410
                                                                    -----------
                                                                        390,521
                                                                    -----------
TOTAL COMMON STOCK (Cost $808,744)                                  $   773,474
                                                                    -----------

SHORT-TERM INVESTMENTS - 2.50%
First American Treasury Obligations Fund, 1.74% **
   (Cost $20,115)                                          20,115        20,115
                                                                    -----------

TOTAL INVESTMENTS (COST $828,859) - 98.46%                          $   793,589
OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 1.54%                       12,444
                                                                    -----------
NET ASSETS - 100%                                                   $   806,033
                                                                    -----------

*     Non-income producing security.
** Rate shown represents the rate at February 28, 2005, is subject to change and resets daily.
ADR - American Depository Receipt

Item 2. Controls and Procedures

(a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

      The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is (i) accumulated and communicated to the investment company's management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

      There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).

Certifications pursuant to Rule 30a-2(a) are attached hereto.

--------------------------------------------------------------------------------

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                AMIDEX Funds, Inc.
--------------------------------------------------------------------------------

By (Signature and Title)*   /s/ Cliff Goldstein                        President
--------------------------------------------------------------------------------

Date 04/27/2005
--------------------------------------------------------------------------------

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ Larry E. Beaver, Jr.                   Treasurer
--------------------------------------------------------------------------------

Date 04/27/2005
--------------------------------------------------------------------------------

By (Signature and Title)*   /s/ Cliff Goldstein                        President
--------------------------------------------------------------------------------

Date 04/27/2005
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*  Print the name and title of each signing officer under his or her signature.